Royalty, stream and other interests (Tables)	12 Months Ended
Dec. 31, 2022
Royalty, Stream And Other Interests [Abstract]
Disclosure of detailed information about royalty interests [Table Text Block]
		Year ended December 31, 2022
	Royalty interests	Stream interests	Offtake interests	Total
	$	$	$	$
Balance - January 1	703,113	438,032	13,656	1,154,801
Acquisitions	123,359	850	-	124,209
Depletion	(27,362)	(23,993)	-	(51,355)
Impairment	(1,818)	-	-	(1,818)
Currency conversion adjustments	8,282	21,149	932	30,363
Recognition of royalty and stream interests following the deconsolidation of Osisko Development (Note 31)	73,501	48,552	-	122,053
Balance - December 31	879,075	484,590	14,588	1,378,253

Producing
Cost	634,058	566,348	-	1,200,406
Accumulated depletion and impairment	(423,634)	(238,938)	-	(662,572)
Net book value - December 31	210,424	327,410	-	537,834

Development
Cost	367,845	211,755	33,245	612,845
Accumulated depletion and impairment	(753)	(55,252)	(28,229)	(84,234)
Net book value - December 31	367,092	156,503	5,016	528,611

Exploration and evaluation
Cost	304,685	677	9,572	314,934
Accumulated depletion and impairment	(3,126)	-	-	(3,126)
Net book value - December 31	301,559	677	9,572	311,808

Total net book value - December 31	879,075	484,590	14,588	1,378,253
		Year ended December 31, 2021
	Royalty interests	Stream interests	Offtake interests	Total
	$	$	$	$
Balance - January 1	656,661	440,941	18,526	1,116,128
Acquisitions	77,702	13,234	-	90,936
Conversion of an offtake into a stream	-	4,682	(4,682)	-
Depletion	(28,958)	(19,403)	-	(48,361)
Impairment	(2,288)	-	-	(2,288)
Currency conversion adjustments	(4)	(1,422)	(188)	(1,614)
Balance - December 31	703,113	438,032	13,656	1,154,801

Producing
Cost	626,345	518,934	-	1,145,279
Accumulated depletion and impairment	(395,874)	(210,884)	-	(606,758)
Net book value - December 31	230,471	308,050	-	538,521

Development
Cost	226,438	181,209	31,120	438,767
Accumulated depletion and impairment	(572)	(51,227)	(26,424)	(78,223)
Net book value - December 31	225,866	129,982	4,696	360,544

Exploration and evaluation
Cost	247,680	-	8,960	256,640
Accumulated depletion	(904)	-	-	(904)
Net book value - December 31	246,776	-	8,960	255,736
Total net book value - December 31	703,113	438,032	13,656	1,154,801